OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2024
Other Income Expense [Abstract]
Disclosure of other income (expense) [Table Text Block]
	Years ended December 31,
	2024	2023
Management fee income	198	713
Other operating income (expense), net	(505)	18
Other income (expense)	(307)	731